Intangible assets - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Market capitalization	£ 109,700,000	£ 80,000,000
Net assets	79,881,000	£ 34,469,000	£ 5,434,000	£ 12,526,000
Impairment	£ 0
Patents
Disclosure of detailed information about intangible assets [line items]
Amortization period	10 years